Earnings (Loss) per Share	3 Months Ended
Mar. 31, 2013
Earnings (Loss) per Share

11. Earnings (Loss) per Share

Basic loss per share is calculated using the weighted average number of shares of common stock outstanding during the period. In addition, net income applicable to participating securities and the related participating securities are excluded from the computation of basic loss per share.

Diluted loss per share is calculated using the weighted average number of shares of common stock outstanding during the period, including restricted stock outstanding. If there is net income during the period, the dilutive impact of common stock equivalents outstanding would also be reflected.

The following tables reflect a reconciliation of the shares used in the basic and diluted net income (loss) per share computation for the period ended March 31, 2013:

	Period Ended March 31, 2013
(dollars in millions, except per share amount)	Basic	Diluted
Numerator:
Net loss	$(2.8)	$(2.8)
Net loss allocated to participating share-based awards	1.8	1.8

Net loss applicable to common shareholders	$(1.0)	$(1.0)

Denominator:
Weighted average common outstanding—basic	20.9	20.9

Time-based restricted stock(1)	—	—
Convertible securities(1)	—	—
Weighted average shares outstanding—Diluted	—	20.9

EPS:
Net loss per share—Basic		$(0.05)

Effect of dilutive shares		—

Net loss per share—Diluted		$(0.05)

(1)	We have excluded 0.2 million of restricted stock and 42.6 million of Operating Partnership units, convertible securities, from our diluted earnings per share as of March 31, 2013. These amounts were deemed anti-dilutive.